Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	December 31,
	2014	2015

Deferred revenue – current
Customers advance	$52,548	$60,440
Deferred income	20,342	19,499

Total deferred revenue - current	$72,890	$79,939

Deferred revenue - noncurrent
Customers advance	$1,606	$1,024
Deferred income	675	1,821

Total deferred revenue - noncurrent	$2,281	$2,845